SEASONALITY	6 Months Ended
Dec. 31, 2023
SEASONALITY
SEASONALITY

4.    SEASONALITY

Our revenues fluctuate depending on the timing of orders from our distributors and customers and on prevailing market prices, which influence the purchase decisions of growers, the end users of our seed and integrated products, crop protection products and crop nutrition products. Given the cyclicality of crop planting and harvesting, as well as growing seasons, which vary from year to year, our business is highly seasonal. This results in substantial fluctuations in quarterly sales and profitability. Our portfolio is highly oriented to crop planting. Generally, our sales are concentrated in the third and fourth quarters of each calendar year, when demand for our seed and integrated products, crop protection products and crop nutrition products increases as growers begin planting their summer crops in South America, while winter crop season occurs in the Northern hemisphere. With our seed and integrated products business, we contract with growers and seed suppliers based upon our anticipated market demand. Generally, in our seed and integrated products business we stock the seed during the harvest season and ship from inventory throughout the year, with the objective of selling most of the inventory from the current year’s harvest before the next year’s, with our crop protection and our crop nutrition business following a similar cycle to the seed cycle. Milestone, royalty, and license revenues are also likely to fluctuate from period to period given the seasonality of agriculture and time required to progress from one milestone to the next.

Our seed and integrated products, crop protection and crop nutrition businesses are also affected by unpredictable weather conditions such as heavy rains, hail, floods, freezing conditions, windstorms, drought or fire, as well as other hazardous situations beyond our control, which may cause our sales and operating results to fluctuate significantly. In addition, disruptions that cause delays by growers in harvesting or planting can result in the movement of orders to a future quarter, which also causes fluctuations in our quarterly operating results. Finally, some of our customers and distributors order in bulk only one or two times a year, which may further cause our seed product revenues to fluctuate from period to period.